Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following disclosures provide information on the compensation of our chief executive officer (“CEO”) and other Named Executive Officers (each a “NEO”), each as calculated in accordance with SEC rules, and in comparison to certain metrics of the Company and our peer group.
The calculation of “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to
non-CEO
NEOs” is not reflective of how the Compensation Committee assesses executive officer compensation. Equity-based awards included in the below presentation are based on the grant date instead of the associated performance year. In addition, the values of equity awards may not reflect actual economic benefit that will be received due to uncertain market value and vesting schedules, among other factors.
2023 Pay Versus Performance Table

Year (1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO (2) ($)	Average Summary Compensation Table Total for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based On		Net Income ($)	Adjusted Revenue ($)
					MC Total Shareholder Return ($)	Peer Group Total Shareholder Return (3) ($)

2023	7,878,846	22,107,303	5,859,692	10,710,298	244	133	(27,516)	860,085

2022	19,223,262	7,528,921	6,854,413	1,666,534	157	119	168,682	970,195

2021	14,358,959	24,392,175	9,707,758	14,853,476	243	133	422,978	1,557,997

2020	9,874,166	17,566,907	5,526,044	9,686,401	163	98	218,438	943,276

(1)
For fiscal years 2020, 2021 and 2022, the CEO was Kenneth Moelis and the
non-CEO
NEOs were Navid Mahmoodzadegan, Jeffrey Raich, Elizabeth Crain, and Joseph Simon. For fiscal year 2023 the CEO was Kenneth Moelis and the non-CEO
NEOs were Navid Mahmoodzadegan, Jeffrey Raich, Joseph Simon and Katherine Pilcher Ciafone.

(2)
Amounts in this column are calculated in accordance with Item 402(v) of Regulation
S-K.
The following table details the adjustments prescribed by Item 402(v) to the “Summary Compensation Table” totals to determine the “Compensation Actually Paid” amounts. For the avoidance of doubt, no equity awards were cancelled due to a failure to meet vesting conditions during the years identified. In addition, all amounts presented below for
“Non-CEO
NEOs” are averages of the
non-CEO
NEO group.

Year	Executive(s)	Summary Compensation Table Total ($)	Deduct: Stock Awards ($)	Add: Year- end Value of Unvested Equity Awards Granted During Year (i)(ii) ($)	Increase/ (Decrease) in Value of Unvested Equity Awards Granted in Prior Years (i)(ii) ($)	Add: Value of Equity Awards Granted and Vested During Year (i)(ii) ($)	Increase/ (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year (i)(ii) ($)	Add: Dividends (i)(ii) ($)	Total (Compensation Actually Paid) ($)

2023	CEO	7,878,846	(7,438,446)	3,966,881	9,120,683	5,947,760	882,462	1,749,117	22,107,303
	Non-CEO NEOs	5,859,692	(4,188,082)	4,449,952	2,733,596	859,779	360,317	635,044	10,710,298

2022	CEO	19,223,262	(18,784,112)	10,748,893	(9,626,847)	5,666,390	(1,252,883)	1,554,218	7,528,921
	Non-CEO NEOs	6,854,413	(4,539,002)	2,557,121	(4,186,071)	1,430,758	(990,468)	539,783	1,666,534

2021	CEO	14,358,959	(8,829,314)	10,080,736	4,556,688	—	994,127	3,230,979	24,392,175
	Non-CEO NEOs	9,707,758	(3,829,680)	4,343,460	2,402,997	31,687	604,023	1,593,231	14,853,476

2020	CEO	9,874,166	(4,648,523)	5,729,175	3,735,291	—	864,694	2,012,104	17,566,907
	Non-CEO NEOs	5,526,044	(3,084,494)	3,772,633	1,867,579	29,743	467,487	1,107,409	9,686,401

(i)
For purposes of calculating amounts disclosed in this column, retirement eligible Restricted LP Units and RSUs are treated as unvested awards in accordance with recent SEC guidance as compared to our prior year proxy statement in which retirement eligible Restricted LP Units and RSUs were treated as vested in accordance with FASB ASC Topic 718. See “Executive Compensation—Moelis Annual Equity Awards” for further details of each of these type of awards.

(ii)
Our CEO and
non-CEO
NEOs receive a substantial portion of their annual variable incentive compensation in equity, which may consist of restricted stock units, deferred LP units, restricted LP units, and/or Performance Units. Each form of equity has its own set of restrictions and vesting conditions, which may result in fluctuations across the components of Compensation Actually Paid for the years identified. See “Executive Compensation—Moelis Annual Equity Awards” for further details.

(3)
Total shareholder return for S&P 500 Financials Index. We have determined to include the S&P 500 Financials index to be consistent with the approach taken by our peer group, the other publicly traded independent investment banks with global coverage capabilities across all major industries. Last year, we used the TSR of this peer group. For comparison purposes, we have provided a graphical comparison of Compensation Actually Paid, peer group TSR and S&P 500 Financials Index TSR. For fiscal years 2020, 2021 and 2022 the TSR peer group includes Evercore Partners Inc., Greenhill & Co., Houlihan Lokey, Inc., Lazard Ltd, and PJT Partners. Perella Weinberg Partners (“Perella”) became a publicly listed company in 2021 and does not have a public cumulative total shareholder return for 2021. Accordingly, Perella was excluded from calculation of 2020 and 2021 peer group TSR but was included for 2022 and 2023. For fiscal year 2023 the TSR peer group includes Evercore Partners Inc., Houlihan Lokey, Inc., Lazard Ltd, Perella Weinberg and PJT Partners. Greenhill & Co. was sold in 2023 and does not have a public cumulative total shareholder return for 2023. Accordingly, Greenhill & Co. was excluded from the calculation of 2023 peer group TSR.

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote	For fiscal years 2020, 2021 and 2022, the CEO was Kenneth Moelis and the
non-CEO
NEOs were Navid Mahmoodzadegan, Jeffrey Raich, Elizabeth Crain, and Joseph Simon. For fiscal year 2023 the CEO was Kenneth Moelis and the non-CEO
	NEOs were Navid Mahmoodzadegan, Jeffrey Raich, Joseph Simon and Katherine Pilcher Ciafone.
Peer Group Issuers, Footnote	Total shareholder return for S&P 500 Financials Index. We have determined to include the S&P 500 Financials index to be consistent with the approach taken by our peer group, the other publicly traded independent investment banks with global coverage capabilities across all major industries. Last year, we used the TSR of this peer group. For comparison purposes, we have provided a graphical comparison of Compensation Actually Paid, peer group TSR and S&P 500 Financials Index TSR. For fiscal years 2020, 2021 and 2022 the TSR peer group includes Evercore Partners Inc., Greenhill & Co., Houlihan Lokey, Inc., Lazard Ltd, and PJT Partners. Perella Weinberg Partners (“Perella”) became a publicly listed company in 2021 and does not have a public cumulative total shareholder return for 2021. Accordingly, Perella was excluded from calculation of 2020 and 2021 peer group TSR but was included for 2022 and 2023. For fiscal year 2023 the TSR peer group includes Evercore Partners Inc., Houlihan Lokey, Inc., Lazard Ltd, Perella Weinberg and PJT Partners. Greenhill & Co. was sold in 2023 and does not have a public cumulative total shareholder return for 2023. Accordingly, Greenhill & Co. was excluded from the calculation of 2023 peer group TSR.
PEO Total Compensation Amount	$ 7,878,846	$ 19,223,262	$ 14,358,959	$ 9,874,166
PEO Actually Paid Compensation Amount	$ 22,107,303	7,528,921	24,392,175	17,566,907
Adjustment To PEO Compensation, Footnote
(2)
Amounts in this column are calculated in accordance with Item 402(v) of Regulation
S-K.
The following table details the adjustments prescribed by Item 402(v) to the “Summary Compensation Table” totals to determine the “Compensation Actually Paid” amounts. For the avoidance of doubt, no equity awards were cancelled due to a failure to meet vesting conditions during the years identified. In addition, all amounts presented below for
“Non-CEO
NEOs” are averages of the
non-CEO
NEO group.

Year	Executive(s)	Summary Compensation Table Total ($)	Deduct: Stock Awards ($)	Add: Year- end Value of Unvested Equity Awards Granted During Year (i)(ii) ($)	Increase/ (Decrease) in Value of Unvested Equity Awards Granted in Prior Years (i)(ii) ($)	Add: Value of Equity Awards Granted and Vested During Year (i)(ii) ($)	Increase/ (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year (i)(ii) ($)	Add: Dividends (i)(ii) ($)	Total (Compensation Actually Paid) ($)

2023	CEO	7,878,846	(7,438,446)	3,966,881	9,120,683	5,947,760	882,462	1,749,117	22,107,303
	Non-CEO NEOs	5,859,692	(4,188,082)	4,449,952	2,733,596	859,779	360,317	635,044	10,710,298

2022	CEO	19,223,262	(18,784,112)	10,748,893	(9,626,847)	5,666,390	(1,252,883)	1,554,218	7,528,921
	Non-CEO NEOs	6,854,413	(4,539,002)	2,557,121	(4,186,071)	1,430,758	(990,468)	539,783	1,666,534

2021	CEO	14,358,959	(8,829,314)	10,080,736	4,556,688	—	994,127	3,230,979	24,392,175
	Non-CEO NEOs	9,707,758	(3,829,680)	4,343,460	2,402,997	31,687	604,023	1,593,231	14,853,476

2020	CEO	9,874,166	(4,648,523)	5,729,175	3,735,291	—	864,694	2,012,104	17,566,907
	Non-CEO NEOs	5,526,044	(3,084,494)	3,772,633	1,867,579	29,743	467,487	1,107,409	9,686,401

Non-PEO NEO Average Total Compensation Amount	$ 5,859,692	6,854,413	9,707,758	5,526,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,710,298	1,666,534	14,853,476	9,686,401
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts in this column are calculated in accordance with Item 402(v) of Regulation
S-K.
The following table details the adjustments prescribed by Item 402(v) to the “Summary Compensation Table” totals to determine the “Compensation Actually Paid” amounts. For the avoidance of doubt, no equity awards were cancelled due to a failure to meet vesting conditions during the years identified. In addition, all amounts presented below for
“Non-CEO
NEOs” are averages of the
non-CEO
NEO group.

Year	Executive(s)	Summary Compensation Table Total ($)	Deduct: Stock Awards ($)	Add: Year- end Value of Unvested Equity Awards Granted During Year (i)(ii) ($)	Increase/ (Decrease) in Value of Unvested Equity Awards Granted in Prior Years (i)(ii) ($)	Add: Value of Equity Awards Granted and Vested During Year (i)(ii) ($)	Increase/ (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year (i)(ii) ($)	Add: Dividends (i)(ii) ($)	Total (Compensation Actually Paid) ($)

2023	CEO	7,878,846	(7,438,446)	3,966,881	9,120,683	5,947,760	882,462	1,749,117	22,107,303
	Non-CEO NEOs	5,859,692	(4,188,082)	4,449,952	2,733,596	859,779	360,317	635,044	10,710,298

2022	CEO	19,223,262	(18,784,112)	10,748,893	(9,626,847)	5,666,390	(1,252,883)	1,554,218	7,528,921
	Non-CEO NEOs	6,854,413	(4,539,002)	2,557,121	(4,186,071)	1,430,758	(990,468)	539,783	1,666,534

2021	CEO	14,358,959	(8,829,314)	10,080,736	4,556,688	—	994,127	3,230,979	24,392,175
	Non-CEO NEOs	9,707,758	(3,829,680)	4,343,460	2,402,997	31,687	604,023	1,593,231	14,853,476

2020	CEO	9,874,166	(4,648,523)	5,729,175	3,735,291	—	864,694	2,012,104	17,566,907
	Non-CEO NEOs	5,526,044	(3,084,494)	3,772,633	1,867,579	29,743	467,487	1,107,409	9,686,401

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
We are a human capital business. In order to align the interests of our executive officers with shareholders and incentivize retention, a significant amount of our NEO annual incentive compensation is comprised of equity grants that are vested/deferred over multiple years. As a result, our Compensation Actually Paid to our NEO’s, as calculated in accordance with Item 402(v) of SEC Regulation
S-K,
is significantly driven by movements in our share price that occur after our Compensation Committee’s grant of such equity.
In determining the current year awarded compensation, our Compensation Committee considers, among other factors, net income but the mark to market of prior year equity grants is typically not taken into consideration. Any correlation between net income and Compensation Actually Paid is not by design. For each fiscal year end commencing with 2020 through fiscal year end 2022, the changes in Compensation Actually Paid directionally correlated with the changes in net income for each fiscal year end in the same period and for fiscal year end commencing with 2022 through fiscal year end 2023, the changes in Compensation Actually Paid were directionally inversely correlated.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
List of Performance Measures
While the Committee takes into account each of the measures in our Compensation Framework in a holistic manner to evaluate executive compensation of firm performance (without ascribing any specific weight to any single factor or metric), the below measures from the Compensation Framework have been selected as they represent those firmwide financial performance measures that are assessed every year on an annual and multi-year basis.

Performance Measures

Adjusted Revenues

Adjusted Net Income

Operating Margin

TSR

Total Shareholder Return Amount	$ 244	157	243	163
Peer Group Total Shareholder Return Amount	133	119	133	98
Net Income (Loss)	$ (27,516)	$ 168,682	$ 422,978	$ 218,438
Company Selected Measure Amount	860,085	970,195	1,557,997	943,276
PEO Name	Kenneth Moelis	Kenneth Moelis	Kenneth Moelis	Kenneth Moelis
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name	TSR
PEO | Deduct Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,438,446)	$ (18,784,112)	$ (8,829,314)	$ (4,648,523)
PEO | Year End Value of Unvested Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,966,881	10,748,893	10,080,736	5,729,175
PEO | Increase (Decrease) in Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,120,683	(9,626,847)	4,556,688	3,735,291
PEO | Increase (Decrease) in Value of Equity Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,947,760	5,666,390	0	0
PEO | Increase (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	882,462	(1,252,883)	994,127	864,694
PEO | Add Dividend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,749,117	1,554,218	3,230,979	2,012,104
Non-PEO NEO | Deduct Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,188,082)	(4,539,002)	(3,829,680)	(3,084,494)
Non-PEO NEO | Year End Value of Unvested Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,449,952	2,557,121	4,343,460	3,772,633
Non-PEO NEO | Increase (Decrease) in Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,733,596	(4,186,071)	2,402,997	1,867,579
Non-PEO NEO | Increase (Decrease) in Value of Equity Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	859,779	1,430,758	31,687	29,743
Non-PEO NEO | Increase (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	360,317	(990,468)	604,023	467,487
Non-PEO NEO | Add Dividend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 635,044	$ 539,783	$ 1,593,231	$ 1,107,409